Note 17 - Segment Reporting Information by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disbursements [Member]
Revenue	$ 127,970	$ 140,893
Depreciation and amortization	7,522	5,775
Income from operations	17,035	18,857
Payments [Member]
Revenue	77,693	59,073
Depreciation and amortization	9,172	6,808
Income from operations	7,894	2,445
Data Analytics [Member]
Revenue	14,448	11,157
Depreciation and amortization	2,378	2,037
Income from operations	2,209	4,550
Revenue	220,111	211,123
Depreciation and amortization	19,072	14,620
Income from operations	27,138	25,852
Interest income	92	88
Interest expense	(3,266)	(3,082)
Other income	678	622
Net income before income taxes	$ 24,642	$ 23,480